COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Minimum Annual Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
2014	$ 1,681
2015	1,545
2016	1,348
2017	1,046
Total minimum annual rental payments	$ 5,621